Related parties	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Related parties

38.Related parties

Transactions with key management personnel

Key management personnel comprise the Group’s members of the Board of Directors and chief officers.

There are no loans to key management personnel as of 31 December 2024 and 2023.

The Group provides additional benefits to key management personnel and contributions to retirement plans based on a pre-determined ratio of compensation.

	31 December	31 December
	2024	2023
Short-term benefits	338,944	529,358
Long-term benefits	371	3,529
Termination benefits	664	986
Share based payments	365,860	42,097
	705,839	575,970

38.Related parties (continued)

Transactions with key management personnel (continued)

The following transactions occurred with related parties:

	31 December	31 December
Revenue from related parties	2024	2023
Türk Telekom Mobil Iletisim Hizmetleri A.S. (“TT Mobil”) (*)	1,116,059	1,559,659
Türk Hava Yolları A.S. (“THY”) (*)	429,967	433,375
Enerji Piyasaları İşletme A.S. (“EPIAS”)(*)	371,836	378,272
Gunes Express Havacilik A.S. (“Sun Express”) (*)	251,654	224,997
Ziraat Bankası A.S. (“Ziraat Bankası”) (*)	199,168	1,066,995
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.(“Turksat”)(*)	169,652	113,441
Turk Telekomunikasyon A.S. (“TT”)(*)	135,516	171,596
Türkiye Sigorta A.Ş. (“Türkiye Sigorta”)(*)	81,041	510,470
TOGG	77,976	22,525
Turkiye Hayat ve Emeklilik A.S.(*)	77,122	44,401
Turkiye Halk Bankası A.S. (“Halkbank”) (*)	43,518	37,328
Turkiye Vakiflar Bankası TAO (“Vakifbank”)(*)	39,454	105,835
TVF IFM Gayrimenkul Insaat ve Yonetim A.S. (*)	23,509	117,975
Ziraat Katilim Bankasi A.S. (“Ziraat Katilim”)(*)	10,996	107,139
BIST (*)	7,277	24,270
Other	76,627	48,124
	3,111,372	4,966,402

	31 December	31 December
Related party expenses	2024	2023
Türk Telekomünikasyon A.S (*)	2,083,003	2,026,342
TT Mobil (*)	1,079,552	1,661,860
EPIAS (*)	756,455	1,145,205
Istanbul Takas ve Saklama Bankasi A.S. (“Takasbank”) (*)	551,925	549,566
PTT (*)	132,375	103,921
Boru Hatları ile Petrol Tasıma A.S. (“BOTAS”) (*)	87,634	83,949
Turksat (*)	66,682	103,293
Others	1,288,981	569,791
	6,046,607	6,243,927
(*)	Related parties, which TVF directly and / or indirectly has control or joint control or significant influence.

TVF becomes the largest shareholder of Turk Telekom with 61.68% of the shares as of 31 March 2022. Therefore, companies of Turk Telekom have been reported as related party as of 31 March 2022. Transactions between the Group and Turk Telekom are related with telecommunication services.

38.Related parties (continued)

Transactions with key management personnel (continued)

Details of the financial assets and liabilities with related parties as of 31 December 2024 and 2023 are as follows:

	31 December	31 December
	2024	2023
Banks - Time deposits	25,646,258	45,290,997
Banks - Demand deposits	811,532	1,040,412
Currency protected time deposit	3,132,293	8,913,765
Receivables from reverse repo	1,695,149	-
Bank borrowings	(9,652,466)	(10,199,160)
Debt securities issued	(925,603)	(1,381,581)
Lease liabilities	(111,972)	(210,834)
Impairment loss provision	(3,721)	(46,032)
	20,591,470	43,407,567

As of 31 December 2024, the amounts of letters of guarantee given to the related parties is TL 585,510 (31 December 2023:TL 481,654).

Details of the time deposits at related parties as of 31 December 2024 and 2023 are as follows:

	31 December	31 December
	2024	2023
Ziraat Bankasi	6,312,053	11,665,907
Halkbank	6,367,808	16,374,759
Vakifbank	8,757,588	12,524,783
Ziraat Katilim Bankasi A.S.	4,208,809	4,725,548
	25,646,258	45,290,997

Details of the time deposits at related parties

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2024
233,940	USD	2.1%	January 2025	8,241,594
196,070	EUR	2.3%	January 2025	7,210,579
9,828,355	TL	47.4%	January - May 2025	10,194,085
				25,646,258

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2023
342,372	USD	4.4%	January - February 2024	14,569,081
455,757	EUR	3.7%	January - February 2024	21,482,276
6,376,563	TL	40.7%	January 2024	9,239,640
				45,290,997

38.Related parties (continued)

Transactions with key management personnel (continued)

Details of the bank borrowings at related parties

				31 December
Principle Amount	Currency	Effective Interest Rate	Maturity	2024
7,297,000	TL	44.0% - 56.0%	January - June 2025	8,663,215
680,000	TL	47.1% - 47.6%	January 2025	682,648
285,000	TL	53.1% - 58.0%	January 2025 - August 2027	294,044
11,981	TL	28.8% - 29.3%	April 2025	12,559
				9,652,466

				31 December
Principle Amount	Currency	Effective Interest Rate	Maturity	2023
4,673,500	TL	12.2% - 54.4%	February - October 2024	7,167,928
553,450	TL	19.8% - 55.2%	January - September 2024	801,896
1,349,880	TL	41.7% - 42.3%	January 2024	1,958,601
72,206	TL	28.8% - 49.8%	August 2024 - April 2025	111,574
104,860	TL	34.8%	February 2024	159,161
				10,199,160

Details of the debt securities issued at related parties

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2024
900,000	TL	42.0% - 44.5%	March - May 2025	925,603
				925,603

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2023
900,000	TL	39.0% - 44.5%	January 2024 - March 2024	1,381,581
				1,381,581

38.Related parties (continued)

Transactions with key management personnel (continued)

Details of the lease liabilities at related parties

			31 December
Currency	Effective Interest Rate	Payment Period	2024
TL	12.5% - 62.0%	2024 - 2033	111,972
			111,972

			31 December
Currency	Effective Interest Rate	Payment Period	2023
EUR	0.3% -% 3.7%	2023 - 2025	88,435
TL	12.5% - 55.25%	2023 - 2036	122,399
			210,834

Interest income from related parties:

	31 December	31 December	31 December
	2024	2023	2022
Vakifbank	3,703,418	3,080,795	1,192,791
Ziraat Bankasi	1,094,589	485,791	505,431
Halkbank	884,857	708,380	447,613
Ziraat Katilim	135,267	204,458	86,230
Other	32,824	419	118
	5,850,955	4,479,843	2,232,183

Interest expense to related parties:

	31 December	31 December	31 December
	2024	2023	2022
Vakifbank	1,843,714	930,256	741,697
Ziraat Bankasi	92,767	232,383	160,395
Halk Varlık Kiralama A.S. (“Halk Varlık Kiralama”)	327,904	384,601	143,660
Halkbank	17,586	20,776	5,537
Other	4,929	12,941	2,663
	2,286,900	1,580,957	1,053,952

Revenue from related parties is generally related to telecommunication, call center and other miscellaneous services. Transactions between the Group and EPIAS are related to the energy services; transactions between the Group and Sofra are related to meal coupon services; transactions between the Group and BOTAS are related to infrastructure services; transactions between the Group and Halkbank, Ziraat Bankasi and Vakifbank are related to banking services; transactions between the Group and PTT are related to cargo transportation; transactions between the Group and Turksat are related to telecommunication services and transactions between the Group and BIST are related to stock market services. Receivables from related parties are not collateralized.